Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities
Lease liabilities

    13        Lease liabilities

On December 31, 2021, the Company has lease agreements corresponding mainly to the lease of third-party properties, with an average term of 2 to 5 years. The amount of the lease liability obligation in 2021 is R$ 4,258 (In 2020 R$ 2,758).

The change in the Company's lease liability balance to December 31, 2021 occurred as follows:

	Balance on December 31, 2020	Remeasurements and new contracts	Additions due to acquisitions	Lease termination	Interest	Interest paid	Lease payments	Balance on December 31, 2021
Lease of properties and equipment	2,758	959	1,867	(800)	356	(313)	(569)	4,258

	Balance on December 31, 2019	Remeasurements and new contracts	Additions due to acquisitions	Lease termination	Interest	Interest paid	Lease payments	Balance on December 31, 2020
Lease of properties and equipment	7,291	811	-	(2,183)	725	(741)	(3,145)	2,758

 The discount rate adopted by the Company was 10.12% p.a. for property and equipment rental contracts.

The simplified retrospective approach was used and, at the time of transition, lease liabilities were measured at the present value of the remaining payments, discounted at the incremental financing rate. Initially, the right to use the assets was measured at the equivalent amount of the lease liability, being recorded in property, plant and equipment, using the practical expedient that allows the lessee to exclude initial direct costs from measuring of the right-of-use asset.